CONTINGENT LIABILITIES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of commitments and contingent liabilities [text block] [Abstract]
Disclosure of contingent liabilities [text block]
	The Group		The Bank
	2019	2018	2019	2018
	£m	£m	£m	£m
Contingent liabilities
Acceptances and endorsements	17	32	16	31
Other:
Other items serving as direct credit substitutes	279	485	259	449
Performance bonds and other transaction-related contingencies	2,274	2,270	2,014	2,012
	2,553	2,755	2,273	2,461
Total contingent liabilities	2,570	2,787	2,289	2,492
	The Bank
	2019	2018
	£m	£m
Incurred on behalf of fellow Lloyds Banking Group undertakings	1	–

Disclosure of commitments [text block]
	The Group		The Bank
	2019	2018	2019	2018
	£m	£m	£m	£m
Commitments and guarantees
Documentary credits and other short-term trade-related transactions	–	1	–	–
Forward asset purchases and forward deposits placed	171	731	157	684
Undrawn formal standby facilities, credit lines and other commitments to lend:
Less than 1 year original maturity:
Mortgage offers made	12,647	11,573	1,120	1,514
Other commitments and guarantees	78,306	77,995	29,608	31,255
	90,953	89,568	30,728	32,769
1 year or over original maturity	25,310	28,214	21,664	24,444
Total commitments and guarantees	116,434	118,514	52,549	57,897
	The Bank
	2019	2018
	£m	£m
Incurred on behalf of fellow Lloyds Banking Group undertakings	4,647	5,452